Material License Agreements - Additional Information (Detail) - License Agreements $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($)
Almirall
Disclosure Of Transactions Between Related Parties [Line Items]
Agreement date	Dec. 31, 2015
Agreement amended date	Mar. 31, 2018
CSL Limited
Disclosure Of Transactions Between Related Parties [Line Items]
First Payment	$ 30.0
Regulatory milestones linked payments estimated	95.0
Sales mile stones linked payments estimated	655.0
Zenyaku Kogyo Co., ltd
Disclosure Of Transactions Between Related Parties [Line Items]
Non refundable upfront payment	12.0
Upfront Payment	$ 12.0
Top of Range [Member] | CSL Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of entity's revenue	10.00%
Top of Range [Member] | Zenyaku Kogyo Co., ltd
Disclosure Of Transactions Between Related Parties [Line Items]
Non refundable upfront payment receivable in development milestones	$ 29.5
Non refundable upfront payment receivable in commercial milestones	$ 94.0